UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05724

Exact name of registrant as specified in charter:	Oppenheimer Global Strategic Income Fund
Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2014-06/30/2015

Item 1.

FORM N-PX

ICA File Number:  811-05724

Registrant Name:  Oppenheimer Global Strategic Income Fund

Reporting Period:  07/01/2014 - 06/30/2015

Oppenheimer Global Strategic Income Fund

KAISER ALUMINUM CORPORATION Meeting Date: JUN 02, 2015 Record Date: APR 10, 2015 Meeting Type: ANNUAL
Ticker: KALU Security ID: 483007704
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director David Foster	Management	For	For
1.2	Elect Director L. Patrick Hassey	Management	For	For
1.3	Elect Director Teresa A. Hopp	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Amend Omnibus Stock Plan	Management	For	For
4	Adopt Majority Voting for Uncontested Election of Directors	Management	For	For
5	Ratify Deloitte & Touche LLP as Auditors	Management	For	For

MOMENTIVE PERFORMANCE MATLS INC Meeting Date: JUL 28, 2014 Record Date: JUN 19, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 55336TAC9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Accept The Plan	Management	None	For
2	Opt Out Of Releases	Management	None	For

NORTEK, INC. Meeting Date: APR 28, 2015 Record Date: FEB 27, 2015 Meeting Type: ANNUAL
Ticker: NTK Security ID: 656559309
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Clarke	Management	For	For
1.2	Elect Director Daniel C. Lukas	Management	For	For
1.3	Elect Director Bennett Rosenthal	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Global Strategic Income Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2015

*By:	/s/ Lisa Bloomberg
-----------------------------------------
Lisa Bloomberg, Attorney in Fact